CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 418,570	$ 1,910,821	$ 10,253
Restricted cash	250,000	1,000,000	0
Accounts receivable	175,408	1,224	0
Prepaid expense	39,975	31,184	0
Rental deposit	1,500	2,200	0
Total Current Assets	885,453	2,945,429	10,253
Fixed Assets
Furniture and Equipment, net	67,497	80,467	0
Total Fixed Assets	67,497	80,467	0
Other Assets
Security deposit	36,446	5,157	4,757
Intangible assets, net	4,703,078	40,841	0
Total Other Assets	4,739,524	45,998	4,757
Total Assets	5,692,474	3,071,894	15,010
Liabilities and Stockholders' Equity (Deficit)
Line of Credit	250,000	1,000,000	0
Accounts payable	72,100	64,766	0
Accrued payroll		0	278,571
Accrued expenses	1,888,344	442,329	399,289
Note payable - related party	80,453	5,078	189,000
Total Current Liabilities	2,290,897	1,512,173	866,861
Stockholders' Equity
Preferred stock - $.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock - $.001 par value; 75,000,000 shares authorized, 12,119,367, 11,256,867 and 6,000,067 shares issued and outstanding, respectively	12,119	11,257	6,000
Additional paid-in capital	11,415,761	6,200,520	351,936
Accumulated deficit	(8,026,303)	(4,652,056)	(1,209,787)
Total Stockholders' Equity (Deficit)	3,401,577	1,559,721	(851,851)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,692,474	$ 3,071,894	$ 15,010